SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Results of Operations

For the six months ended June 30, 2026

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	$3,357,924	$—	$—	$3,357,924
Cost of revenues	(2,365,517)	—	—	(2,365,517)
Marketing expenses	(5,096)	—	—	(5,096)
General and administrative expenses	(755,207)	—	(376,395)	(1,131,602)
Total other (expenses) incomes, net	(9,833)	—	(100,089)	(109,922)

(Loss) income before income taxes	222,271	—	(476,484)	(254,213)
Provision for income taxes	—	—	—	—

Net Income (loss)	$222,271	$—	$(476,484)	$(254,213)

Financial Position

As of June 30, 2026

	Marketing services	Social commerce	Corporate and others	Total

Current assets	1,820,856	—	5,580,772	7,403,428
Non-current assets	203,829	—	1,423,274	1,627,103
Total assets	2,024,685	—	7,004,046	9,030,531

Current liabilities	(2,379,034)	—	(2,628,507)	(5,007,541)
Non-current liabilities	(123,697)	—	—	(123,697)
Total liabilities	(2,502,731)	—	(2,628,507)	(5,131,238)

Net (liabilities) assets	(478,046)	—	4,375,539	3,899,293

Results of Operations

For the six months ended June 30, 2025

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	3,259,037	—	—	3,259,037
Cost of revenues	(2,374,817)	—	—	(2,374,817)
Marketing expenses	(87,390)	—	(869,947)	(957,337)
General and administrative expenses	(985,957)	—	(3,155,801)	(4,141,758)
Total other expenses, net	(57,418)	—	(172,226)	(229,644)

Loss before income taxes	(246,545)	—	(4,197,974)	(4,444,519)
Provision for income taxes	—	—	—	—

Net Income (loss)	(246,545)	—	(4,197,974)	(4,444,519)

Financial Position

As of December 31, 2025

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,003,979	—	5,384,156	7,388,135
Non-current assets	231,429	—	1,713,140	1,944,569
Total assets	2,235,408	—	7,097,296	9,332,704

Current liabilities	(2,800,558)	—	(2,239,183)	(5,039,741)
Non-current liabilities	(155,567)	—	—	(155,567)
Total liabilities	(2,956,125)	—	(2,239,183)	(5,195,308)

Net assets	(720,717)	—	4,858,113	4,137,396

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS
	Six months ended June 30
Revenue from customers:	2026	2025
HK SAR	$1,039,919	$1,730,032
Taiwan	2,208,184	1,529,005
Macau	109,821	—
Total	$3,357,924	$3,259,037